Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate income tax	25.00%	25.00%	25.00%
Taxable net income percentage	8.00%
Levy of income tax rate, percent	0.00%	0.00%	0.90%
Operating loss incurred	$ 10,496		$ 16,563
Valuation allowance established, percentage	100.00%
Local Tax Authority [Member]
Levy of income tax rate, percent	25.00%
Shengshi [Member]
Corporate income tax	25.00%
PRC [Member]
Corporate income tax	9.00%
Reduction in income tax rate percentage	15.00%
Hong Kong [Member]
Corporate income tax	16.50%